Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Revenue	€ 732.9	€ 707.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	197.9	195.4
Italy
Disclosure of geographical areas [line items]
Revenue	122.8	127.7
Germany
Disclosure of geographical areas [line items]
Revenue	102.0	114.5
France
Disclosure of geographical areas [line items]
Revenue	49.3	51.7
Sweden
Disclosure of geographical areas [line items]
Revenue	38.1	39.8
Austria
Disclosure of geographical areas [line items]
Revenue	34.7	38.3
Norway
Disclosure of geographical areas [line items]
Revenue	34.0	31.5
Spain
Disclosure of geographical areas [line items]
Revenue	17.3	18.6
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 136.8	€ 89.9